Changes in Balances of Component of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Foreign Currency Translation CNY	Dec. 31, 2013 Foreign Currency Translation CNY	Dec. 31, 2012 Foreign Currency Translation CNY	Dec. 31, 2014 Foreign Currency Translation USD ($)	Dec. 31, 2014 Unrealized Gains on Available-for-Sale Investment CNY	Dec. 31, 2014 Unrealized Gains on Available-for-Sale Investment USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		122	(420)	(427)	122	(420)	(427)	$ (517)		$ 77
Other Comprehensive income	(460)	(2,857)	542	7	(3,332)	542	7		475
Ending Balance	$ (441)	(2,735)	122	(420)	(3,210)	122	(420)	$ (517)	475	$ 77